MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Available For Sale [Text Block]
Note 4:-	Marketable securities

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2011	2012
Short-term:
Trading securities (1)	13,106	13,976
Available-for-sale securities	1,241	890

Total short-term securities	14,347	14,866

Long-term:
Available-for-sale security (2)	2,746	331

Total long-term securities	2,746	331

(1)	The Company recognized trading gains (losses) in amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.

(2)	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for total consideration of $ 2,331 and recorded income of $ 31.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	28	435	407	-	20	427
Commercial bonds	2,871	67	67	2,871	192	-	45	237
Equity securities	1,149	518	50	681	449	-	108	557

Total available-for-sale marketable securities	4,427	585	145	3,987	1,048	-	173	1,221

Out of the unrealized losses as of December 31, 2011, $ 518, of losses was outstanding over a twelve month period. The fair value of the marketable securities that bore losses over a twelve month period as of December 31, 2011 was $ 513.

During the years ended December 31, 2011 and 2012, the Company recorded an impairment loss for its investment in equity securities in an amount of $ 514 and $ 700, respectively.

In 2011 and 2012, the Company received proceeds from sale and maturity of available for-sale marketable securities of $ 1,507 and $ 2,674, respectively, and recorded related net gains (losses) of $ 20 and $ 31 in financial income, respectively.

c.	The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

	Amortized	Gross unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

The following is the change in the other comprehensive income from available-for-sale securities during 2012 and 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(998)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(440)
Other than temporary impairment on marketable securities	700
Reclassification of earnings of realized gain from available-for-sale securities	(31)
Unrealized loss from available-for-sale securities	(56)

Other comprehensive loss from available-for-sale securities as of December 31, 2012	173